UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                      FORM 13F

                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: NorthRoad Capital Management LLC
Address: 295 Madison Avenue, 27th Floor, New York, NY 10017
Form 13F File Number: 028-10409

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: Chief Compliance Officer and Corporate Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
May 13, 2013

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 57
Form 13F Information Table Value Total: $276,593 (thousands)

                                                      FORM 13F INFORMATION TABLE

                                                VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS SOLE      SHARED NONE
------------------------------ ----- --------- -------- -------- --- ---- ------- ----- -------- -------- --------
3M Company                     COM   88579Y101     1314    12363 SH       SOLE            11726               637
ABB Ltd                        ADR   000375204     6520   286485 SH       SOLE           283630              2855
Accenture PLC - Class A        ADR   G1151C101     1325    17442 SH       SOLE            16543               899
Akzo Sponsored                 ADR   010199305     6618   312904 SH       SOLE           309994              2910
Allianz SE                     ADR   018805101     5187   381371 SH       SOLE           377671              3700
AXA                            ADR   054536107     4441   257459 SH       SOLE           253839              3620
Baidu Inc - ADR                ADR   056752108     5516    62892 SH       SOLE            61821              1071
Becton, Dickinson              COM   075887109     1093    11427 SH       SOLE            10832               595
BHP Billition LTD              ADR   088606108     5420    79201 SH       SOLE            77948              1253
Canon Inc.                     ADR   138006309     6096   166159 SH       SOLE           163526              2633
Carrefour SA - Sponsored ADR   ADR   144430204     3105   572899 SH       SOLE           568119              4780
Cisco Systems Inc.             COM   17275R102      999    47819 SH       SOLE            45329              2490
Coach Inc.                     COM   189754104      828    16555 SH       SOLE            15685               870
Compass Group PLC - ADR        ADR   20449X203     5069   395737 SH       SOLE           391807              3930
Credit Suisse Group            ADR   225401108     5082   193977 SH       SOLE           192042              1935
CRH PLC - Sponsored ADR        ADR   12626K203     6538   295990 SH       SOLE           291210              4780
Diageo ADR                     ADR   25243Q205     7986    63465 SH       SOLE            62362              1103
Eni S.p.A. - Sponsored ADR     ADR   26874R108     7151   159296 SH       SOLE           157120              2176
Ericsson (LM) Tel              ADR   294821608     6725   533697 SH       SOLE           525064              8633
France Telecom SA              ADR   35177Q105     3172   312210 SH       SOLE           310035              2175
Givaudan SA                    ADR   37636P108     7532   304959 SH       SOLE           300379              4580
GlaxoSmithkline                ADR   37733W105     8253   175937 SH       SOLE           173161              2776
HSBC Holdings                  COM   404280406     7894   147999 SH       SOLE           145778              2221
Imperial Tobacco Group PLC     ADR   453142101     6504    92915 SH       SOLE            91269              1646
International Business Machine COM   459200101     1175     5511 SH       SOLE             5217               294
Johnson & Johnson              COM   478160104     1225    15027 SH       SOLE            14196               831
JPMorgan Chase & Co.           COM   46625H100      961    20245 SH       SOLE            19185              1060
Markel Corporation             COM   570535104      815     1618 SH       SOLE             1533                85
McDonald's Corporation         COM   580135101     1057    10603 SH       SOLE            10048               555
Microsoft Corporation          COM   594918104     1243    43444 SH       SOLE            41166              2278
Mitsubishi UFJ Financial Group ADR   606822104     7495  1249248 SH       SOLE          1229108             20140
Nestle SA                      ADR   641069406    10148   140030 SH       SOLE           137778              2252
Northern Tr Corp               COM   665859104      866    15874 SH       SOLE            15039               835
Novartis Ag                    ADR   66987V109    12623   177183 SH       SOLE           174676              2507
NTT Docomo Inc                 ADR   62942M201     4181   281150 SH       SOLE           278500              2650
Omnicom Group Inc.             COM   681919106     1114    18906 SH       SOLE            17916               990
Oracle Corporation             COM   68389X105      954    29520 SH       SOLE            27970              1550
PepsiCo Inc.                   COM   713448108     1243    15716 SH       SOLE            14913               803
Petroleo Brasileiro SA Petrobr ADR   71654V408     5681   342864 SH       SOLE           337274              5590
Reed Elsevier PLC              ADR   758205207     6368   133985 SH       SOLE           132595              1390
Roche Holdings Ltd             ADR   771195104    10571   180400 SH       SOLE           177430              2970
Royal Dutch Shell PLC          ADR   780259206     7717   118434 SH       SOLE           116516              1918
Sanofi-ADR                     ADR   80105N105     8881   173866 SH       SOLE           171052              2814
SAP AG - Sponsored ADR         ADR   803054204     7839    97328 SH       SOLE            96348               980
Schlumberger Ltd               COM   806857108     1234    16474 SH       SOLE            15837               637
Schneider Electric SA          ADR   80687P106     6622   451982 SH       SOLE           447697              4285
SECOM Co. Ltd.                 ADR   813113206     5415   421718 SH       SOLE           417793              3925
Syngenta ADR                   ADR   87160A100     7642    91244 SH       SOLE            90294               950
Target Corporation             COM   87612E106     1181    17251 SH       SOLE            16361               890
Tesco PLC Sponsored ADR        ADR   881575302     7152   409363 SH       SOLE           405223              4140
Teva Pharmaceutical Industries COM   881624209     5325   134209 SH       SOLE           132869              1340
Total SA - Sponsored ADR       ADR   89151E109     6715   139949 SH       SOLE           137843              2106
Unilever Plc-Sponsored ADR     ADR   904767704    10041   237722 SH       SOLE           233658              4064
Unilever, Inc.                 COM   904784709      214     5213 SH       SOLE             5213                 0
Vodafone Group                 ADR   92857W209     6148   216485 SH       SOLE           214325              2160
WPP plc - Sponsored ADR        ADR   92937A102     6378    79603 SH       SOLE            78808               795